Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation Plans [Abstract]
Stock-Based Award Plan Activity
A summary of the Company’s stock option (including SARs) activity for the year ended December 31, 2019 is presented in the following table (underlying shares in thousands).

Stock-Based Compensation Awards
	Shares	Weighted-Average Exercise Price (per share)	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrisic Value of In-The-Money Options (in millions)
Outstanding at December 31, 2018	12,352	$10.93
Granted	1,141	$27.45
Excercised or Settled	(5,222)	$8.83
Forfeited	(226)	$27.46
Expired	(17)	$31.61
Outstanding at December 31, 2019	8,028	$14.14	5.9	$179.8
Vested at December 31, 2019	6,075	$9.93	5.0	$161.4

Assumptions Used to Estimate Fair Value of Options Granted
The following assumptions were used to estimate the fair value of options and SARs granted during the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Assumptions
Expected life of options (in years)	6.3	7.0 - 7.5	5.0 - 6.3
Risk-free interest rate	1.7% - 2.6%	2.9% - 3.1%	1.9% - 2.1%
Assumed volatility	24.8% - 31.8%	31.1% - 35.4%	41.2% - 45.8%
Expected dividend rate	0.0%	0.0%	0.0%

Restricted Stock Unit Activity
A summary of the Company’s restricted stock unit activity for the year ended December 31, 2019 is presented in the following table (underlying shares in thousands).

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2018	362	$31.78
Granted	476	$27.82
Vested	(48)	$30.88
Forfeited	(71)	$30.51
Non-vested as of December 31, 2019	719	$29.31